N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
C000205595 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Transaction Charges?
Yes. In addition to a monthly contract charge of $20 a month during the accumulation phase, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
Charges- Transfer Charge
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.11%	0.11%	Charges- Annual Contract Expenses: Monthly Contract Charge
	2. Fund fees and expenses[2]	0.52%	2.38%	Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.Charge is assessed as a $240 annual charge during the accumulation phase only and is deducted on each Contract Monthly Anniversary.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-1.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No add-on benefits • No sales charges • No additional purchase payments, or transfers	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of add-on benefits and Fund fees and expenses • No sales charges • No additional purchase payments, or transfers

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each Contract Option has its own unique risks. You should review the Contract Options before making an investment decision.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000 for both non-qualified and qualified plan Contracts
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.

Investment Restrictions
•Jackson of NY may remove or substitute Funds as investment options available under the Contract.
Purchases Principal Risks
Are There any Restrictions on Contract Benefits?
Yes. Certain benefits may limit withdrawals or other rights under this Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. Not all add-on benefits are available through all broker-dealers and may vary by date of purchase. We may modify or discontinue an add-on benefit at any time. Certain add-on benefits may come with investment restrictions or allocation requirements. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Appendix H: Financial Intermediary Variations

TAXES
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals? No.
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to a monthly contract charge of $20 a month during the accumulation phase, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
Charges- Transfer Charge

Ongoing Fees and Expenses [Table Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Transaction Charges?
Yes. In addition to a monthly contract charge of $20 a month during the accumulation phase, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
Charges- Transfer Charge
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.11%	0.11%	Charges- Annual Contract Expenses: Monthly Contract Charge
	2. Fund fees and expenses[2]	0.52%	2.38%	Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.Charge is assessed as a $240 annual charge during the accumulation phase only and is deducted on each Contract Monthly Anniversary.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-1.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No add-on benefits • No sales charges • No additional purchase payments, or transfers	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of add-on benefits and Fund fees and expenses • No sales charges • No additional purchase payments, or transfers

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each Contract Option has its own unique risks. You should review the Contract Options before making an investment decision.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000 for both non-qualified and qualified plan Contracts
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.

Investment Restrictions
•Jackson of NY may remove or substitute Funds as investment options available under the Contract.
Purchases Principal Risks
Are There any Restrictions on Contract Benefits?
Yes. Certain benefits may limit withdrawals or other rights under this Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. Not all add-on benefits are available through all broker-dealers and may vary by date of purchase. We may modify or discontinue an add-on benefit at any time. Certain add-on benefits may come with investment restrictions or allocation requirements. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Appendix H: Financial Intermediary Variations

TAXES
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.11%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.52%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.38%
Base Contract (N-4) Footnotes [Text Block]	Charge is assessed as a $240 annual charge during the accumulation phase only and is deducted on each Contract Monthly Anniversary.
Optional Benefits Footnotes [Text Block]	This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-1.html.
Investment Options Footnotes [Text Block]	As a percentage of average Fund net assets.
Lowest and Highest Annual Cost [Table Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Transaction Charges?
Yes. In addition to a monthly contract charge of $20 a month during the accumulation phase, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
Charges- Transfer Charge
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.11%	0.11%	Charges- Annual Contract Expenses: Monthly Contract Charge
	2. Fund fees and expenses[2]	0.52%	2.38%	Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.Charge is assessed as a $240 annual charge during the accumulation phase only and is deducted on each Contract Monthly Anniversary.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-1.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No add-on benefits • No sales charges • No additional purchase payments, or transfers	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of add-on benefits and Fund fees and expenses • No sales charges • No additional purchase payments, or transfers

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each Contract Option has its own unique risks. You should review the Contract Options before making an investment decision.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000 for both non-qualified and qualified plan Contracts
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.

Investment Restrictions
•Jackson of NY may remove or substitute Funds as investment options available under the Contract.
Purchases Principal Risks
Are There any Restrictions on Contract Benefits?
Yes. Certain benefits may limit withdrawals or other rights under this Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. Not all add-on benefits are available through all broker-dealers and may vary by date of purchase. We may modify or discontinue an add-on benefit at any time. Certain add-on benefits may come with investment restrictions or allocation requirements. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Appendix H: Financial Intermediary Variations

TAXES
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Lowest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No add-on benefits • No sales charges • No additional purchase payments, or transfers
Highest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of add-on benefits and Fund fees and expenses • No sales charges • No additional purchase payments, or transfers
Risks [Table Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Transaction Charges?
Yes. In addition to a monthly contract charge of $20 a month during the accumulation phase, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
Charges- Transfer Charge
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.11%	0.11%	Charges- Annual Contract Expenses: Monthly Contract Charge
	2. Fund fees and expenses[2]	0.52%	2.38%	Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.Charge is assessed as a $240 annual charge during the accumulation phase only and is deducted on each Contract Monthly Anniversary.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-1.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No add-on benefits • No sales charges • No additional purchase payments, or transfers	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of add-on benefits and Fund fees and expenses • No sales charges • No additional purchase payments, or transfers

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each Contract Option has its own unique risks. You should review the Contract Options before making an investment decision.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000 for both non-qualified and qualified plan Contracts
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.

Investment Restrictions
•Jackson of NY may remove or substitute Funds as investment options available under the Contract.
Purchases Principal Risks
Are There any Restrictions on Contract Benefits?
Yes. Certain benefits may limit withdrawals or other rights under this Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. Not all add-on benefits are available through all broker-dealers and may vary by date of purchase. We may modify or discontinue an add-on benefit at any time. Certain add-on benefits may come with investment restrictions or allocation requirements. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Appendix H: Financial Intermediary Variations

TAXES
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Investment Restrictions [Text Block]
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000 for both non-qualified and qualified plan Contracts
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.

Investment Restrictions
•Jackson of NY may remove or substitute Funds as investment options available under the Contract.
Key Information, Benefit Restrictions [Text Block]	Yes. Certain benefits may limit withdrawals or other rights under this Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. Not all add-on benefits are available through all broker-dealers and may vary by date of purchase. We may modify or discontinue an add-on benefit at any time. Certain add-on benefits may come with investment restrictions or allocation requirements. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Tax Implications [Text Block]
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Investment Professional Compensation [Text Block]	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and making partial or total withdrawals from an Investment Option or from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

Fees and expenses also may apply after the Income Date. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 30.
The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from an Investment Option or from the Contract or transfer Contract Value between Investment Options.
Transaction Expenses

Maximum Withdrawal Charge		None
Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]	Highest Current Charge	$38
Wire Transfers (for withdrawals)[3]	Highest Current Charge	$25

1. Currently, Premium taxes do not apply.

2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.

3. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Currently, standard wire fees are $20 and international wire fees are $25.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an add-on benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Base Contract Charges	Maximum Charge
Monthly Contract Charge[1]	$240

1. This charge is deducted on each Contract Monthly Anniversary as a monthly charge of $20. This charge is waived on Contract Value of $250,000 or more ($1,000,000 or more for contracts issued before October 21, 2024). If your Contract Value subsequently drops below $250,000 ($1,000,000 for contracts issued before October 21, 2024) on the most recent Contract Quarterly Anniversary, the charge will be reinstated to $20 monthly.

Optional Benefit Charges	Maximum Charge
Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”)[1]	3.00%
Return of Premium Guaranteed Minimum Death Benefit[2]	0.40%
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2025.	0.52%	2.38%
EXAMPLE

The table below is intended to help you compare the cost of investing in the Investment Divisions with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Investment Divisions. The Example does not reflect any Contract Adjustment. Your costs could differ from those shown below if you invest in Fixed Account Options.

The Example assumes that you invest $100,000 in the Investment Divisions for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). The Example does not include any advisory fees paid to third-party financial professionals. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$5,860	$17,404	$28,714	$55,978	$5,860	$17,404	$28,714	$55,978	$5,860	$17,404	$28,714	$55,978

*Please note, although we show this cost for comparison purposes,you are not allowed to annuitize this Contract within 13 months of the Contract’s Issue Date.

The example does not represent past or future expenses. Your actual costs may be higher or lower.

Transaction Expenses [Table Text Block]
Transaction Expenses

Maximum Withdrawal Charge		None
Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]	Highest Current Charge	$38
Wire Transfers (for withdrawals)[3]	Highest Current Charge	$25

1. Currently, Premium taxes do not apply.

2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.

3. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Currently, standard wire fees are $20 and international wire fees are $25.

Deferred Sales Load (of Other Amount), Maximum [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Base Contract Charges	Maximum Charge
Monthly Contract Charge[1]	$240

1. This charge is deducted on each Contract Monthly Anniversary as a monthly charge of $20. This charge is waived on Contract Value of $250,000 or more ($1,000,000 or more for contracts issued before October 21, 2024). If your Contract Value subsequently drops below $250,000 ($1,000,000 for contracts issued before October 21, 2024) on the most recent Contract Quarterly Anniversary, the charge will be reinstated to $20 monthly.

Optional Benefit Charges	Maximum Charge
Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”)[1]	3.00%
Return of Premium Guaranteed Minimum Death Benefit[2]	0.40%
1.This add-on benefit charge is expressed as a percentage of benefit base.
2.This add-on benefit charge is expressed as a percentage of Contract Value.

Other Annual Expense, Maximum [Dollars]	$ 240
Other Annual Expense, Footnotes [Text Block]	This charge is deducted on each Contract Monthly Anniversary as a monthly charge of $20. This charge is waived on Contract Value of $250,000 or more ($1,000,000 or more for contracts issued before October 21, 2024). If your Contract Value subsequently drops below $250,000 ($1,000,000 for contracts issued before October 21, 2024) on the most recent Contract Quarterly Anniversary, the charge will be reinstated to $20 monthly.
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2025.	0.52%	2.38%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2025.
Portfolio Company Expenses Minimum [Percent]	0.52%
Portfolio Company Expenses Maximum [Percent]	2.38%
Surrender Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$5,860	$17,404	$28,714	$55,978	$5,860	$17,404	$28,714	$55,978	$5,860	$17,404	$28,714	$55,978

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,860
Surrender Expense, 3 Years, Maximum [Dollars]	17,404
Surrender Expense, 5 Years, Maximum [Dollars]	28,714
Surrender Expense, 10 Years, Maximum [Dollars]	$ 55,978
Annuitize Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$5,860	$17,404	$28,714	$55,978	$5,860	$17,404	$28,714	$55,978	$5,860	$17,404	$28,714	$55,978

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,860
Annuitized Expense, 3 Years, Maximum [Dollars]	17,404
Annuitized Expense, 5 Years, Maximum [Dollars]	28,714
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 55,978
No Surrender Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$5,860	$17,404	$28,714	$55,978	$5,860	$17,404	$28,714	$55,978	$5,860	$17,404	$28,714	$55,978

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,860
No Surrender Expense, 3 Years, Maximum [Dollars]	17,404
No Surrender Expense, 5 Years, Maximum [Dollars]	28,714
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 55,978
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.
Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.
Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
Liquidity and Early Withdrawal Risk. This Contract is designed as a long-term investment for retirement or other long-term financial goals. If you withdraw money from your Contract within the first 7 Complete Years after making a Premium payment, you will be assessed Withdrawal Charges that will reduce the value of your investment. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the Contract. There may be adverse tax consequences if you make early withdrawals under the Contract.
Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson of NY. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. If Jackson of NY experiences financial distress, it may not be able to meet its obligations to you.
Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.
Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.
Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee table.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Add-On Benefits. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits.

Certain benefits are subject to conditions. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits. You may need to make early withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits. The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.

If your Contract includes one of the add-on benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Certain benefits may limit withdrawals or other rights under the Contract. If your Contract includes an add-on benefit, withdrawals will reduce the value of the benefit in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Add-on benefits are available at issue or on your Contract Anniversary, subject to availability. If you do not elect an add-on benefit at issue, it is possible that the rates associated with your add-on benefit, including the Guarantee Percentage, may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is possible that the Allocation Requirement associated with elections of the Principal Guard GMAB may be higher than the Allocation Requirement you would have received if you had elected this add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue. Guarantee Terms are subject to change for new elections of the Principal Guard GMAB, which means different Guarantee Term lengths may be available than those that would have been available if you had elected the add-on benefit at issue. Please note that we may make changes to which add-on benefits are available for election on your Contract Anniversary. For current availability of add-on benefits available for election post-issue, please see the most recent Post-Issue Rate Sheet Prospectus Supplement(s) at www.jackson.com/product-literature-1.html.
Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.
Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.
Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.
Deduction of Advisory Fees from Contract Value. Currently, we permit you to deduct advisory fees directly from your Contract Value in order to pay third-party financial professionals. This advisory fee is in addition to Contract fees and expenses disclosed in this prospectus. If you elect to pay the advisory fee from your Contract Value, this deduction may reduce the basic death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. In order to avoid negatively impacting your add-on benefits, we do not permit the deduction of advisory fees from your Contract Value if you have elected any of the available add-on benefits.
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See Appendix H: Financial Intermediary Variations.

The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).”

Basic Death Benefits (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson of NY receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Add-On Death Benefits Available For a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of average daily account value of Investment Divisions)
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•Available to Owners age 80 or younger (85 years or younger for Contracts issued before April 27, 2026)

Add-On Living Benefits Available For a Fee.

The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).” All add-on living benefits:

•terminate when you annuitize.

•cannot be canceled by you (except upon spousal continuation).

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Principal Guard GMAB	Provides downside principal protection alongside growth opportunities by providing a Guaranteed Value at the end of a Guarantee Term, regardless of market performance.	Maximum: 3.00% (as a percentage of benefit base)
•Available to Owners age 85 or younger.
•Additional premium restricted during the Guarantee Term (beginning on day 91 after the Issue Date).
•Automatically terminates at end of Guarantee Term.
•Subsequent elections of this benefit will be assigned rates applicable to new elections at that time, which may be higher or lower than prior elections of the benefit.
•Not available on Stretch Contracts or on Contracts where a Death Benefit payout option has been elected by a beneficiary.
•GMAB Fixed Account Option is not available as a source or target option in connection with DCA or Earnings Sweep.
•Automatic Rebalancing will not be available to or from the GMAB Fixed Account Option.
•Election of this add-on benefit requires you to allocate a set percentage of Contract Value to the GMAB Fixed Account Option.
•Payment of advisory fees via direct deduction from Contract Value is not permitted if this add-on benefit is elected.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages.	None
•You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions (each a “Designated Option”) from any of the Investment Divisions (each a “Source Option”).	None
•Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Earnings Sweep	Allows you to choose to move your earnings on a monthly basis from the JNL/Dreyfus Government Money Market Investment Division into other Investment Divisions.	None
•May only be added within 30 days of the issue date of your Contract.
•You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Benefits Available [Table Text Block]
Basic Death Benefits (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson of NY receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Add-On Death Benefits Available For a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of average daily account value of Investment Divisions)
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•Available to Owners age 80 or younger (85 years or younger for Contracts issued before April 27, 2026)

Add-On Living Benefits Available For a Fee.

The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).” All add-on living benefits:

•terminate when you annuitize.

•cannot be canceled by you (except upon spousal continuation).

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Principal Guard GMAB	Provides downside principal protection alongside growth opportunities by providing a Guaranteed Value at the end of a Guarantee Term, regardless of market performance.	Maximum: 3.00% (as a percentage of benefit base)
•Available to Owners age 85 or younger.
•Additional premium restricted during the Guarantee Term (beginning on day 91 after the Issue Date).
•Automatically terminates at end of Guarantee Term.
•Subsequent elections of this benefit will be assigned rates applicable to new elections at that time, which may be higher or lower than prior elections of the benefit.
•Not available on Stretch Contracts or on Contracts where a Death Benefit payout option has been elected by a beneficiary.
•GMAB Fixed Account Option is not available as a source or target option in connection with DCA or Earnings Sweep.
•Automatic Rebalancing will not be available to or from the GMAB Fixed Account Option.
•Election of this add-on benefit requires you to allocate a set percentage of Contract Value to the GMAB Fixed Account Option.
•Payment of advisory fees via direct deduction from Contract Value is not permitted if this add-on benefit is elected.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages.	None
•You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions (each a “Designated Option”) from any of the Investment Divisions (each a “Source Option”).	None
•Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Earnings Sweep	Allows you to choose to move your earnings on a monthly basis from the JNL/Dreyfus Government Money Market Investment Division into other Investment Divisions.	None
•May only be added within 30 days of the issue date of your Contract.
•You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See: Appendix H: Financial Intermediary Variations.

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-599-5651 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%²	15.48%	8.58%	9.14%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.82%²	6.77%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%²	19.86%	8.63%	N/A
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.05%²	21.20%	7.84%	11.82%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.89%²	19.87%	13.03%	17.58%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	17.64%	13.48%	13.48%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.11%²	26.25%	3.00%	6.58%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%²	27.74%	4.86%	8.80%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	16.75%	13.43%	11.95%
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)	2.30%²	9.53%	4.22%	4.14%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)	1.22%	24.27%	1.67%	5.73%
Fixed Income	JNL Multi-Manager Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.95%	3.83%	4.67%	4.29%
Allocation	JNL Multi-Manager Global Small Cap Fund
		1.16%	14.20%	0.15%	6.89%
International/ Global Equity	JNL Multi-Manager International Equity Fund
	(Causeway Capital Management LLC; Lazard Asset Management LLC; WCM Investment Management, LLC; William Blair Investment Management, LLC)	0.97%	23.50%	1.90%	5.17%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.20%	25.49%	5.35%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.06%	1.83%	4.90%	N/A
U.S. Equity	JNL Multi-Manager Select Equity Fund
	(GQG Partners, LLC; River Road Asset Management, LLC; WCM Investment Management, LLC)	0.99%²	16.02%	N/A	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Driehaus Capital Management LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.98%	3.56%	-1.29%	9.41%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.07%	2.69%	8.00%	8.59%
Allocation	JNL Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.83%	12.18%	4.18%	5.44%
Allocation	JNL Moderate Growth ETF Allocation Fund
	(Jackson National Asset Management, LLC)	0.83%	14.60%	5.90%	7.22%
Allocation	JNL Growth ETF Allocation Fund
	(Jackson National Asset Management, LLC)	0.85%	16.64%	7.58%	8.76%
Allocation	JNL/American Funds Moderate Allocation Fund
		0.97%	13.14%	N/A	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	16.29%	5.73%	8.10%
Allocation	JNL/American Funds Growth Allocation Fund
		0.99%	18.49%	7.52%	10.07%
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited)	1.06%	18.76%	6.07%	7.47%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	1.00%	29.78%	13.60%	8.69%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.83%²	11.41%	10.41%	15.18%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.96%	43.10%	14.12%	9.96%
Sector Equity	JNL/Cohen & Steers U.S. Realty Fund
	(Cohen & Steers Capital Management, Inc.)	1.04%	2.79%	4.73%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.91%	35.29%	9.74%	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	15.09%	12.66%	13.16%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.99%	7.01%	8.45%	9.52%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	7.18%	0.07%	2.05%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.08%	8.52%	1.66%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.99%	8.98%	8.23%	12.17%
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.83%	7.59%	0.09%	1.65%
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.56%	3.78%	2.75%	1.67%
U.S. Equity	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
	(FIAM LLC; J.P. Morgan Investment Management Inc.)	0.94%	9.05%	10.46%	N/A
Fixed Income	JNL/Fidelity Institutional AM® Total Bond Fund
	(FIAM LLC)	0.76%	7.49%	0.06%	2.09%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	1.16%	17.55%	6.72%	6.96%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.92%	12.00%	7.17%	7.11%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.70%	16.69%	13.95%	11.59%
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners LLC)	1.34%	10.25%	2.64%	N/A
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.02%	6.17%	-0.73%	9.05%
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	7.04%	8.58%	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	8.08%	4.23%	12.15%
Alternative	JNL/JPMorgan Nasdaq® Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.99%	8.83%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.69%	6.61%	-0.59%	1.45%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	13.86%	11.97%	9.01%
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.99%	17.45%	8.85%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	5.84%	2.25%	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	14.17%	10.85%	12.41%
International/Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.75%²	30.92%	3.38%	7.55%
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	20.79%	11.80%	11.75%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.63%	20.28%	14.58%	19.09%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	17.28%	13.86%	14.24%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	6.90%	8.53%	10.13%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	5.57%	6.74%	9.27%
International/Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.61%²	31.50%	8.50%	7.85%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.58%²	6.67%	-0.95%	1.41%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.61%	16.64%	12.68%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.64%	32.98%	13.91%	13.85%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.64%	5.06%	7.35%	13.03%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.65%	0.40%	5.45%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.64%	6.84%	22.78%	7.04%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.64%	16.18%	14.52%	12.35%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.63%	14.47%	6.09%	9.03%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.65%	18.09%	12.62%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.61%	20.73%	18.54%	22.65%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.67%	14.44%	7.63%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.66%	3.37%	4.18%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.65%	18.65%	10.13%	10.42%
U.S. Equity	JNL/MFS Equity Income Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.92%	15.31%	10.39%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	6.01%	10.00%	9.52%
U.S. Equity	JNL/Morningstar SMID Moat Focus Index Fund
	(Mellon Investments Corporation)	0.76%	6.23%	N/A	N/A
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	13.40%	12.44%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.76%	12.95%	11.88%	N/A
Alternative	JNL/Neuberger Berman Commodity Strategy Fund
	(Neuberger Berman Investment Advisers LLC)	0.93%	17.58%	13.19%	7.89%
Alternative	JNL/Neuberger Berman Gold Plus Strategy Fund
	(Neuberger Berman Investment Advisers LLC)	1.14%	62.62%	N/A	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.95%	9.30%	3.00%	4.09%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.86%	18.97%	16.19%	13.21%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.99%	11.07%	3.40%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.85%	8.37%	-0.31%	3.28%
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	1.68%	7.82%	1.24%	3.14%
Fixed Income	JNL/PPM America Emerging Markets Debt Fund
	(PPM America, Inc.)	0.93%²	N/A	N/A	N/A
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.76%	8.43%	4.27%	5.89%
Fixed Income	JNL/PPM America Investment Grade Credit Fund
	(PPM America, Inc.)	0.83%	7.20%	N/A	N/A
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.79%	6.75%	-0.26%	2.65%
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.67%	6.80%	9.19%	6.85%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	16.21%	12.43%	10.83%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%²	11.46%	9.00%	10.79%
U.S. Equity	JNL/T. Rowe Price Capital Appreciation Equity Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.97%²	14.63%	N/A	N/A
U.S. Equity	JNL/T. Rowe Price Growth Stock Fund
	(T. Rowe Price Associates, Inc.)	0.83%²	15.26%	9.19%	14.06%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%²	3.14%	3.52%	9.54%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.72%²	5.44%	1.91%	2.12%
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.85%²	12.00%	10.54%	10.56%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	11.75%	3.80%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	14.14%	5.56%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.68%	16.06%	7.18%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	1.10%	21.41%	4.80%	10.63%
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.66%	7.39%	3.59%	4.88%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.71%	15.69%	8.90%	9.27%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	16.72%	12.08%	N/A
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.79%	14.67%	10.91%	9.80%
Allocation	JNL/JPMorgan Managed Conservative Fund
	(J.P. Morgan Investment Management Inc. )	1.16%	9.28%	1.92%	3.83%
Allocation	JNL/JPMorgan Managed Moderate Fund
	(J.P. Morgan Investment Management Inc. )	1.13%	10.83%	3.48%	5.67%
Allocation	JNL/JPMorgan Managed Moderate Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.12%	12.26%	5.13%	7.50%
Allocation	JNL/JPMorgan Managed Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.13%	13.92%	6.76%	9.47%
Allocation	JNL/JPMorgan Managed Aggressive Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.15%	14.72%	7.60%	10.35%
Allocation	JNL Conservative Allocation Fund
		1.23%	9.29%	2.57%	4.13%
Allocation	JNL Moderate Allocation Fund
		1.22%	10.75%	4.10%	5.68%
Allocation	JNL Moderate Growth Allocation Fund
		1.21%	12.62%	5.36%	7.22%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL Growth Allocation Fund
		1.19%	14.81%	6.38%	8.47%
Allocation	JNL Aggressive Growth Allocation Fund
		1.16%	15.62%	7.24%	9.35%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

The following is a list of GMAB Fixed Account Options currently available under the Contract. We may change the features of the GMAB Fixed Account Options listed below, offer new GMAB Fixed Account Options, and terminate existing GMAB Fixed Account Options. We will provide you with written notice before doing so. For more information about the GMAB Fixed Account Options, please see "The GMAB Fixed Account" beginning on page 12.

Name	Term	Minimum Guaranteed Interest Rate
1-year GMAB Fixed Account Option	1 year	2.40%

The GMAB Fixed Account is available only in conjunction with the election of the GMAB add-on benefit, and cannot be independently elected.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See: Appendix H: Financial Intermediary Variations.

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-599-5651 or by sending an email request to ProspectusRequest@jackson.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%²	15.48%	8.58%	9.14%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.82%²	6.77%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%²	19.86%	8.63%	N/A
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.05%²	21.20%	7.84%	11.82%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.89%²	19.87%	13.03%	17.58%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	17.64%	13.48%	13.48%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.11%²	26.25%	3.00%	6.58%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%²	27.74%	4.86%	8.80%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	16.75%	13.43%	11.95%
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)	2.30%²	9.53%	4.22%	4.14%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)	1.22%	24.27%	1.67%	5.73%
Fixed Income	JNL Multi-Manager Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.95%	3.83%	4.67%	4.29%
Allocation	JNL Multi-Manager Global Small Cap Fund
		1.16%	14.20%	0.15%	6.89%
International/ Global Equity	JNL Multi-Manager International Equity Fund
	(Causeway Capital Management LLC; Lazard Asset Management LLC; WCM Investment Management, LLC; William Blair Investment Management, LLC)	0.97%	23.50%	1.90%	5.17%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.20%	25.49%	5.35%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.06%	1.83%	4.90%	N/A
U.S. Equity	JNL Multi-Manager Select Equity Fund
	(GQG Partners, LLC; River Road Asset Management, LLC; WCM Investment Management, LLC)	0.99%²	16.02%	N/A	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Driehaus Capital Management LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.98%	3.56%	-1.29%	9.41%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.07%	2.69%	8.00%	8.59%
Allocation	JNL Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.83%	12.18%	4.18%	5.44%
Allocation	JNL Moderate Growth ETF Allocation Fund
	(Jackson National Asset Management, LLC)	0.83%	14.60%	5.90%	7.22%
Allocation	JNL Growth ETF Allocation Fund
	(Jackson National Asset Management, LLC)	0.85%	16.64%	7.58%	8.76%
Allocation	JNL/American Funds Moderate Allocation Fund
		0.97%	13.14%	N/A	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	16.29%	5.73%	8.10%
Allocation	JNL/American Funds Growth Allocation Fund
		0.99%	18.49%	7.52%	10.07%
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited)	1.06%	18.76%	6.07%	7.47%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	1.00%	29.78%	13.60%	8.69%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.83%²	11.41%	10.41%	15.18%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.96%	43.10%	14.12%	9.96%
Sector Equity	JNL/Cohen & Steers U.S. Realty Fund
	(Cohen & Steers Capital Management, Inc.)	1.04%	2.79%	4.73%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.91%	35.29%	9.74%	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	15.09%	12.66%	13.16%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.99%	7.01%	8.45%	9.52%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	7.18%	0.07%	2.05%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.08%	8.52%	1.66%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.99%	8.98%	8.23%	12.17%
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.83%	7.59%	0.09%	1.65%
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.56%	3.78%	2.75%	1.67%
U.S. Equity	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
	(FIAM LLC; J.P. Morgan Investment Management Inc.)	0.94%	9.05%	10.46%	N/A
Fixed Income	JNL/Fidelity Institutional AM® Total Bond Fund
	(FIAM LLC)	0.76%	7.49%	0.06%	2.09%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	1.16%	17.55%	6.72%	6.96%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.92%	12.00%	7.17%	7.11%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.70%	16.69%	13.95%	11.59%
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners LLC)	1.34%	10.25%	2.64%	N/A
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.02%	6.17%	-0.73%	9.05%
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	7.04%	8.58%	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	8.08%	4.23%	12.15%
Alternative	JNL/JPMorgan Nasdaq® Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.99%	8.83%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.69%	6.61%	-0.59%	1.45%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	13.86%	11.97%	9.01%
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.99%	17.45%	8.85%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	5.84%	2.25%	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	14.17%	10.85%	12.41%
International/Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.75%²	30.92%	3.38%	7.55%
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	20.79%	11.80%	11.75%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.63%	20.28%	14.58%	19.09%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	17.28%	13.86%	14.24%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	6.90%	8.53%	10.13%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	5.57%	6.74%	9.27%
International/Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.61%²	31.50%	8.50%	7.85%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.58%²	6.67%	-0.95%	1.41%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.61%	16.64%	12.68%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.64%	32.98%	13.91%	13.85%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.64%	5.06%	7.35%	13.03%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.65%	0.40%	5.45%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.64%	6.84%	22.78%	7.04%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.64%	16.18%	14.52%	12.35%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.63%	14.47%	6.09%	9.03%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.65%	18.09%	12.62%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.61%	20.73%	18.54%	22.65%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.67%	14.44%	7.63%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.66%	3.37%	4.18%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.65%	18.65%	10.13%	10.42%
U.S. Equity	JNL/MFS Equity Income Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.92%	15.31%	10.39%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	6.01%	10.00%	9.52%
U.S. Equity	JNL/Morningstar SMID Moat Focus Index Fund
	(Mellon Investments Corporation)	0.76%	6.23%	N/A	N/A
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	13.40%	12.44%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.76%	12.95%	11.88%	N/A
Alternative	JNL/Neuberger Berman Commodity Strategy Fund
	(Neuberger Berman Investment Advisers LLC)	0.93%	17.58%	13.19%	7.89%
Alternative	JNL/Neuberger Berman Gold Plus Strategy Fund
	(Neuberger Berman Investment Advisers LLC)	1.14%	62.62%	N/A	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.95%	9.30%	3.00%	4.09%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.86%	18.97%	16.19%	13.21%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.99%	11.07%	3.40%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.85%	8.37%	-0.31%	3.28%
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	1.68%	7.82%	1.24%	3.14%
Fixed Income	JNL/PPM America Emerging Markets Debt Fund
	(PPM America, Inc.)	0.93%²	N/A	N/A	N/A
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.76%	8.43%	4.27%	5.89%
Fixed Income	JNL/PPM America Investment Grade Credit Fund
	(PPM America, Inc.)	0.83%	7.20%	N/A	N/A
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.79%	6.75%	-0.26%	2.65%
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.67%	6.80%	9.19%	6.85%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	16.21%	12.43%	10.83%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%²	11.46%	9.00%	10.79%
U.S. Equity	JNL/T. Rowe Price Capital Appreciation Equity Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.97%²	14.63%	N/A	N/A
U.S. Equity	JNL/T. Rowe Price Growth Stock Fund
	(T. Rowe Price Associates, Inc.)	0.83%²	15.26%	9.19%	14.06%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%²	3.14%	3.52%	9.54%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.72%²	5.44%	1.91%	2.12%
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.85%²	12.00%	10.54%	10.56%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	11.75%	3.80%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	14.14%	5.56%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.68%	16.06%	7.18%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	1.10%	21.41%	4.80%	10.63%
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.66%	7.39%	3.59%	4.88%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.71%	15.69%	8.90%	9.27%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	16.72%	12.08%	N/A
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.79%	14.67%	10.91%	9.80%
Allocation	JNL/JPMorgan Managed Conservative Fund
	(J.P. Morgan Investment Management Inc. )	1.16%	9.28%	1.92%	3.83%
Allocation	JNL/JPMorgan Managed Moderate Fund
	(J.P. Morgan Investment Management Inc. )	1.13%	10.83%	3.48%	5.67%
Allocation	JNL/JPMorgan Managed Moderate Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.12%	12.26%	5.13%	7.50%
Allocation	JNL/JPMorgan Managed Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.13%	13.92%	6.76%	9.47%
Allocation	JNL/JPMorgan Managed Aggressive Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.15%	14.72%	7.60%	10.35%
Allocation	JNL Conservative Allocation Fund
		1.23%	9.29%	2.57%	4.13%
Allocation	JNL Moderate Allocation Fund
		1.22%	10.75%	4.10%	5.68%
Allocation	JNL Moderate Growth Allocation Fund
		1.21%	12.62%	5.36%	7.22%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL Growth Allocation Fund
		1.19%	14.81%	6.38%	8.47%
Allocation	JNL Aggressive Growth Allocation Fund
		1.16%	15.62%	7.24%	9.35%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Temporary Fee Reductions, Current Expenses [Text Block]	The Fund’s current expenses reflect temporary fee reductions.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of GMAB Fixed Account Options currently available under the Contract. We may change the features of the GMAB Fixed Account Options listed below, offer new GMAB Fixed Account Options, and terminate existing GMAB Fixed Account Options. We will provide you with written notice before doing so. For more information about the GMAB Fixed Account Options, please see "The GMAB Fixed Account" beginning on page 12.
The GMAB Fixed Account is available only in conjunction with the election of the GMAB add-on benefit, and cannot be independently elected.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
1-year GMAB Fixed Account Option	1 year	2.40%

Fixed Option Available, Name	1-year GMAB Fixed Account Option
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
C000205595 [Member] | C000004694 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Balanced Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000205595 [Member] | C000225794 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/American Funds Bond Fund of America Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.77%
C000205595 [Member] | C000202635 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Capital Income Builder Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	8.63%
C000205595 [Member] | C000218222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds Global Growth Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	21.20%
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	11.82%
C000205595 [Member] | C000218225 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds Growth Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.87%
Average Annual Total Returns, 5 Years [Percent]	13.03%
Average Annual Total Returns, 10 Years [Percent]	17.58%
C000205595 [Member] | C000085351 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds Growth-Income Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
C000205595 [Member] | C000085354 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds International Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	26.25%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000205595 [Member] | C000085355 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds New World Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	27.74%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000205595 [Member] | C000085345 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds® Washington Mutual Investors Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.75%
Average Annual Total Returns, 5 Years [Percent]	13.43%
Average Annual Total Returns, 10 Years [Percent]	11.95%
C000205595 [Member] | C000153487 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)
Current Expenses [Percent]	2.30%
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	4.14%
C000205595 [Member] | C000029600 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	24.27%
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	5.73%
C000205595 [Member] | C000095821 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL Multi-Manager Floating Rate Income Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.; FIAM LLC)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	4.29%
C000205595 [Member] | C000085349 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Multi-Manager Global Small Cap Fund
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	6.89%
C000205595 [Member] | C000004630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/ Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager International Equity Fund
Portfolio Company Subadviser [Text Block]	(Causeway Capital Management LLC; Lazard Asset Management LLC; WCM Investment Management, LLC; William Blair Investment Management, LLC)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	23.50%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	5.17%
C000205595 [Member] | C000202637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager International Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	25.49%
Average Annual Total Returns, 5 Years [Percent]	5.35%
C000205595 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	1.83%
Average Annual Total Returns, 5 Years [Percent]	4.90%
C000205595 [Member] | C000239073 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Select Equity Fund
Portfolio Company Subadviser [Text Block]	(GQG Partners, LLC; River Road Asset Management, LLC; WCM Investment Management, LLC)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.02%
C000205595 [Member] | C000004683 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Growth Fund
Portfolio Company Subadviser [Text Block]
(BAMCO, Inc.; Driehaus Capital Management LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)

Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.56%
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	9.41%
C000205595 [Member] | C000004705 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Value Fund
Portfolio Company Subadviser [Text Block]	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.69%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	8.59%
C000205595 [Member] | C000218214 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	5.44%
C000205595 [Member] | C000218217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Jackson National Asset Management, LLC)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000205595 [Member] | C000218218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Jackson National Asset Management, LLC)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	16.64%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	8.76%
C000205595 [Member] | C000252141 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Moderate Allocation Fund
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.14%
C000205595 [Member] | C000111243 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Moderate Growth Allocation Fund
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000205595 [Member] | C000111244 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Growth Allocation Fund
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.49%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	10.07%
C000205595 [Member] | C000090917 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/BlackRock Global Allocation Fund
Portfolio Company Subadviser [Text Block]	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	18.76%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	7.47%
C000205595 [Member] | C000039480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/BlackRock Global Natural Resources Fund
Portfolio Company Subadviser [Text Block]	(BlackRock International Limited)
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	29.78%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000205595 [Member] | C000004653 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/BlackRock Large Cap Select Growth Fund
Portfolio Company Subadviser [Text Block]	(BlackRock Investment Management, LLC)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	10.41%
Average Annual Total Returns, 10 Years [Percent]	15.18%
C000205595 [Member] | C000004631 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Causeway International Value Select Fund
Portfolio Company Subadviser [Text Block]	(Causeway Capital Management LLC)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	43.10%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	9.96%
C000205595 [Member] | C000202639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Cohen & Steers U.S. Realty Fund
Portfolio Company Subadviser [Text Block]	(Cohen & Steers Capital Management, Inc.)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	2.79%
Average Annual Total Returns, 5 Years [Percent]	4.73%
C000205595 [Member] | C000210331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/DFA International Core Equity Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	35.29%
Average Annual Total Returns, 5 Years [Percent]	9.74%
C000205595 [Member] | C000004672 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DFA U.S. Core Equity Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	12.66%
Average Annual Total Returns, 10 Years [Percent]	13.16%
C000205595 [Member] | C000218178 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DFA U.S. Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.01%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	9.52%
C000205595 [Member] | C000004643 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Core Fixed Income Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.05%
C000205595 [Member] | C000166582 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Emerging Markets Fixed Income Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	1.66%
C000205595 [Member] | C000159263 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.98%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
C000205595 [Member] | C000218180 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Total Return Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.59%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.65%
C000205595 [Member] | C000004654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Dreyfus Government Money Market Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	3.78%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.67%
C000205595 [Member] | C000192056 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(FIAM LLC; J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	10.46%
C000205595 [Member] | C000004648 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Fidelity Institutional AM® Total Bond Fund
Portfolio Company Subadviser [Text Block]	(FIAM LLC)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.09%
C000205595 [Member] | C000106863 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/First Sentier Global Infrastructure Fund
Portfolio Company Subadviser [Text Block]	(First Sentier Investors (Australia) IM Ltd)
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	6.96%
C000205595 [Member] | C000029596 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Franklin Templeton Income Fund
Portfolio Company Subadviser [Text Block]	(Franklin Advisers, Inc.)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000205595 [Member] | C000054128 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Goldman Sachs 4 Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P)
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.69%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	11.59%
C000205595 [Member] | C000192058 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/GQG Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	(GQG Partners LLC)
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	2.64%
C000205595 [Member] | C000004650 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Invesco Small Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	(0.73%)
Average Annual Total Returns, 10 Years [Percent]	9.05%
C000205595 [Member] | C000202641 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/JPMorgan Hedged Equity Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	8.58%
C000205595 [Member] | C000004704 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/JPMorgan MidCap Growth Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.08%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	12.15%
C000205595 [Member] | C000252145 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/JPMorgan Nasdaq® Hedged Equity Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.83%
C000205595 [Member] | C000004649 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/JPMorgan U.S. Government & Quality Bond Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	6.61%
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
C000205595 [Member] | C000039493 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/JPMorgan U.S. Value Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	9.01%
C000205595 [Member] | C000202644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Loomis Sayles Global Growth Fund
Portfolio Company Subadviser [Text Block]	(Loomis, Sayles & Company, L.P.)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.45%
Average Annual Total Returns, 5 Years [Percent]	8.85%
C000205595 [Member] | C000218177 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Lord Abbett Short Duration Income Fund
Portfolio Company Subadviser [Text Block]	(Lord, Abbett & Co. LLC)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	2.25%
C000205595 [Member] | C000218193 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon DowSM Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	12.41%
C000205595 [Member] | C000102953 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Mellon Emerging Markets Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	30.92%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	7.55%
C000205595 [Member] | C000218195 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Mellon World Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	11.80%
Average Annual Total Returns, 10 Years [Percent]	11.75%
C000205595 [Member] | C000218197 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon Nasdaq® 100 Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.28%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]	19.09%
C000205595 [Member] | C000004634 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon S&P 500 Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	14.24%
C000205595 [Member] | C000004635 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon S&P 400 MidCap Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	10.13%
C000205595 [Member] | C000004636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon Small Cap Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000205595 [Member] | C000004637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Mellon International Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	31.50%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.85%
C000205595 [Member] | C000004638 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Mellon Bond Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
C000205595 [Member] | C000192075 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon U.S. Stock Market Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	16.64%
Average Annual Total Returns, 5 Years [Percent]	12.68%
C000205595 [Member] | C000218201 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Communication Services Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	32.98%
Average Annual Total Returns, 5 Years [Percent]	13.91%
Average Annual Total Returns, 10 Years [Percent]	13.85%
C000205595 [Member] | C000218202 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Consumer Discretionary Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	13.03%
C000205595 [Member] | C000192048 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Consumer Staples Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	0.40%
Average Annual Total Returns, 5 Years [Percent]	5.45%
C000205595 [Member] | C000218204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Energy Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	22.78%
Average Annual Total Returns, 10 Years [Percent]	7.04%
C000205595 [Member] | C000218207 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Financial Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.18%
Average Annual Total Returns, 5 Years [Percent]	14.52%
Average Annual Total Returns, 10 Years [Percent]	12.35%
C000205595 [Member] | C000218209 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Healthcare Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	9.03%
C000205595 [Member] | C000192052 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Industrials Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	18.09%
Average Annual Total Returns, 5 Years [Percent]	12.62%
C000205595 [Member] | C000218210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Information Technology Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	18.54%
Average Annual Total Returns, 10 Years [Percent]	22.65%
C000205595 [Member] | C000192050 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Materials Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	7.63%
C000205595 [Member] | C000192054 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Real Estate Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	3.37%
Average Annual Total Returns, 5 Years [Percent]	4.18%
C000205595 [Member] | C000124095 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Utilities Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	18.65%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	10.42%
C000205595 [Member] | C000192060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/MFS Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	10.39%
C000205595 [Member] | C000004629 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/MFS Mid Cap Value Fund
Portfolio Company Subadviser [Text Block]	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	9.52%
C000205595 [Member] | C000248333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar SMID Moat Focus Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.23%
C000205595 [Member] | C000179076 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar U.S. Sustainability Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	12.44%
C000205595 [Member] | C000202645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar Wide Moat Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	11.88%
C000205595 [Member] | C000218185 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/Neuberger Berman Commodity Strategy Fund
Portfolio Company Subadviser [Text Block]	(Neuberger Berman Investment Advisers LLC)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	13.19%
Average Annual Total Returns, 10 Years [Percent]	7.89%
C000205595 [Member] | C000234523 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/Neuberger Berman Gold Plus Strategy Fund
Portfolio Company Subadviser [Text Block]	(Neuberger Berman Investment Advisers LLC)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	62.62%
C000205595 [Member] | C000111249 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Neuberger Berman Strategic Income Fund
Portfolio Company Subadviser [Text Block]	(Neuberger Berman Investment Advisers LLC)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.30%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	4.09%
C000205595 [Member] | C000218220 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Newton Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Newton Investment Management North America, LLC)
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.97%
Average Annual Total Returns, 5 Years [Percent]	16.19%
Average Annual Total Returns, 10 Years [Percent]	13.21%
C000205595 [Member] | C000192062 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Income Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.07%
Average Annual Total Returns, 5 Years [Percent]	3.40%
C000205595 [Member] | C000218187 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Investment Grade Credit Bond Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	3.28%
C000205595 [Member] | C000029602 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Real Return Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	3.14%
C000205595 [Member] | C000271898 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Emerging Markets Debt Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.93%
C000205595 [Member] | C000004647 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America High Yield Bond Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	5.89%
C000205595 [Member] | C000248335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Investment Grade Credit Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.20%
C000205595 [Member] | C000166583 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Total Return Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.75%
Average Annual Total Returns, 5 Years [Percent]	(0.26%)
Average Annual Total Returns, 10 Years [Percent]	2.65%
C000205595 [Member] | C000210334 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/RAFI® Fundamental U.S. Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000205595 [Member] | C000210333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/RAFI® Multi-Factor U.S. Equity Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	10.83%
C000205595 [Member] | C000218189 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Capital Appreciation Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.79%
C000205595 [Member] | C000252143 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Capital Appreciation Equity Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.63%
C000205595 [Member] | C000004656 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Growth Stock Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.26%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	14.06%
C000205595 [Member] | C000004657 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Mid-Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.14%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	9.54%
C000205595 [Member] | C000029598 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Short-Term Bond Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.44%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	2.12%
C000205595 [Member] | C000004658 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Value Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	10.56%
C000205595 [Member] | C000192068 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Moderate ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	3.80%
C000205595 [Member] | C000192078 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Moderate Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	5.56%
C000205595 [Member] | C000192080 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	7.18%
C000205595 [Member] | C000218191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/WCM Focused International Equity Fund
Portfolio Company Subadviser [Text Block]	(WCM Investment Management, LLC)
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	21.41%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000205595 [Member] | C000153492 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/Westchester Capital Event Driven Fund
Portfolio Company Subadviser [Text Block]	(Westchester Capital Management, LLC)
Current Expenses [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	7.39%
Average Annual Total Returns, 5 Years [Percent]	3.59%
Average Annual Total Returns, 10 Years [Percent]	4.88%
C000205595 [Member] | C000004651 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/WMC Balanced Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000205595 [Member] | C000192064 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/WMC Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	12.08%
C000205595 [Member] | C000004655 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/WMC Value Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.67%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	9.80%
C000205595 [Member] | C000004659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/JPMorgan Managed Conservative Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc. )
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.83%
C000205595 [Member] | C000004660 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/JPMorgan Managed Moderate Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc. )
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.67%
C000205595 [Member] | C000004662 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/JPMorgan Managed Moderate Growth Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc. )
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.26%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	7.50%
C000205595 [Member] | C000004663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/JPMorgan Managed Growth Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc. )
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.92%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000205595 [Member] | C000004664 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/JPMorgan Managed Aggressive Growth Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc. )
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000205595 [Member] | C000218198 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Conservative Allocation Fund
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000205595 [Member] | C000218212 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Allocation Fund
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000205595 [Member] | C000039495 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Growth Allocation Fund
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000205595 [Member] | C000039496 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Growth Allocation Fund
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.81%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000205595 [Member] | C000039497 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Aggressive Growth Allocation Fund
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000205595 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson of NY receives all required documentation from your Beneficiary.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Name of Benefit [Text Block]	Basic Death Benefit
C000205595 [Member] | Premium Taxes [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, Premium taxes do not apply.
C000205595 [Member] | Expedited Delivery Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 38
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.
C000205595 [Member] | Wire Transfers [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Currently, standard wire fees are $20 and international wire fees are $25.
C000205595 [Member] | Principal Guard GMAB [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	This add-on benefit charge is expressed as a percentage of benefit base.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Principal Guard GMAB
Purpose of Benefit [Text Block]	Provides downside principal protection alongside growth opportunities by providing a Guaranteed Value at the end of a Guarantee Term, regardless of market performance.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	This add-on benefit charge is expressed as a percentage of benefit base.
Brief Restrictions / Limitations [Text Block]
•Available to Owners age 85 or younger.
•Additional premium restricted during the Guarantee Term (beginning on day 91 after the Issue Date).
•Automatically terminates at end of Guarantee Term.
•Subsequent elections of this benefit will be assigned rates applicable to new elections at that time, which may be higher or lower than prior elections of the benefit.
•Not available on Stretch Contracts or on Contracts where a Death Benefit payout option has been elected by a beneficiary.
•GMAB Fixed Account Option is not available as a source or target option in connection with DCA or Earnings Sweep.
•Automatic Rebalancing will not be available to or from the GMAB Fixed Account Option.
•Election of this add-on benefit requires you to allocate a set percentage of Contract Value to the GMAB Fixed Account Option.
•Payment of advisory fees via direct deduction from Contract Value is not permitted if this add-on benefit is elected.

Name of Benefit [Text Block]	Principal Guard GMAB
C000205595 [Member] | Return Of Premium Guaranteed Minimum Death Benefit Charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	This add-on benefit charge is expressed as a percentage of Contract Value.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Guaranteed Minimum Death Benefit
Purpose of Benefit [Text Block]
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	This add-on benefit charge is expressed as a percentage of Contract Value.
Brief Restrictions / Limitations [Text Block]
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•Available to Owners age 80 or younger (85 years or younger for Contracts issued before April 27, 2026)

Name of Benefit [Text Block]	Return of Premium Guaranteed Minimum Death Benefit
C000205595 [Member] | Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Name of Benefit [Text Block]	Rebalancing
C000205595 [Member] | Dollar Cost Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions (each a “Designated Option”) from any of the Investment Divisions (each a “Source Option”).
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Name of Benefit [Text Block]	Dollar Cost Averaging
C000205595 [Member] | Earnings Sweep [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earnings Sweep
Purpose of Benefit [Text Block]	Allows you to choose to move your earnings on a monthly basis from the JNL/Dreyfus Government Money Market Investment Division into other Investment Divisions.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•May only be added within 30 days of the issue date of your Contract.
•You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Name of Benefit [Text Block]	Earnings Sweep
C000205595 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
C000205595 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

C000205595 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each Contract Option has its own unique risks. You should review the Contract Options before making an investment decision.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

C000205595 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson of NY. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. If Jackson of NY experiences financial distress, it may not be able to meet its obligations to you.
C000205595 [Member] | Liquidity and Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity and Early Withdrawal Risk. This Contract is designed as a long-term investment for retirement or other long-term financial goals. If you withdraw money from your Contract within the first 7 Complete Years after making a Premium payment, you will be assessed Withdrawal Charges that will reduce the value of your investment. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the Contract. There may be adverse tax consequences if you make early withdrawals under the Contract.
C000205595 [Member] | Investment Restrictions Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

C000205595 [Member] | Premium Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

C000205595 [Member] | Fees And Charges Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee table.

C000205595 [Member] | Possible Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

C000205595 [Member] | Add-On Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Add-On Benefits. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits.

Certain benefits are subject to conditions. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits. You may need to make early withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits. The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.

If your Contract includes one of the add-on benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Certain benefits may limit withdrawals or other rights under the Contract. If your Contract includes an add-on benefit, withdrawals will reduce the value of the benefit in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Add-on benefits are available at issue or on your Contract Anniversary, subject to availability. If you do not elect an add-on benefit at issue, it is possible that the rates associated with your add-on benefit, including the Guarantee Percentage, may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is possible that the Allocation Requirement associated with elections of the Principal Guard GMAB may be higher than the Allocation Requirement you would have received if you had elected this add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue. Guarantee Terms are subject to change for new elections of the Principal Guard GMAB, which means different Guarantee Term lengths may be available than those that would have been available if you had elected the add-on benefit at issue. Please note that we may make changes to which add-on benefits are available for election on your Contract Anniversary. For current availability of add-on benefits available for election post-issue, please see the most recent Post-Issue Rate Sheet Prospectus Supplement(s) at www.jackson.com/product-literature-1.html.

C000205595 [Member] | Conditions To Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.
C000205595 [Member] | Alternatives To The Contract Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.
C000205595 [Member] | Potentially Harmful Transfer Activity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.
C000205595 [Member] | Fixed Account Option Rates Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.
C000205595 [Member] | Deduction Of Advisory Fees From Contract Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Advisory Fees from Contract Value. Currently, we permit you to deduct advisory fees directly from your Contract Value in order to pay third-party financial professionals. This advisory fee is in addition to Contract fees and expenses disclosed in this prospectus. If you elect to pay the advisory fee from your Contract Value, this deduction may reduce the basic death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. In order to avoid negatively impacting your add-on benefits, we do not permit the deduction of advisory fees from your Contract Value if you have elected any of the available add-on benefits.

C000205595 [Member] | Business Continuity And Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.